SHARE-BASED PAYMENTS - Options granted to non-employees (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Jun. 21, 2017 CNY (¥) person shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 $ / shares	Dec. 31, 2019 USD ($) shares
Number of options
Number of options, Granted (in shares)		0	0
Options granted to non-employees | 2008 Plan
SHARE-BASED PAYMENTS
Number of shares options granted	1,500,154
Share-based compensation costs recognized | ¥	¥ 117,578
Options granted to non-employees | 2008 Plan | One external consultant
SHARE-BASED PAYMENTS
Number of shares options granted	50,000
Number of External Consultants | person	1
Options granted to non-employees | 2008 Plan
Number of options
Number of options, Beginning of the year (in shares)		1,574,623	1,574,623
Number of options, Exercised (in shares)		(102,946)	(102,946)
Number of options, End of the year (in shares)		1,471,677	1,471,677	1,574,623
Vested and expected to vest, End of the year (in shares)		1,471,677						1,471,677
Exercisable, End of the year (in shares)		1,471,677						1,471,677
Weighted-average exercise price
Weighted-average exercise price, Beginning of the year (in dollars per share) | $ / shares			$ 0.70
Weighted-average exercise price, Exercised (in dollars per share) | $ / shares			0.30
Weighted-average exercise price, End of the year (in dollars per share) | $ / shares			0.70		$ 0.70
Weighted-average exercise price, Vested and expected to vest at end of the year (in dollars per share) | $ / shares			0.70
Weighted-average exercise price, Exercisable at end of the year (in dollars per share) | $ / shares			0.70
Weighted-average grant-date fair value
Weighted-average grant-date fair value, Beginning of the year (in dollars per share) | $ / shares			2.47
Weighted-average grant-date fair value, Granted (in dollars per share) | $ / shares					9.06		$ 9.05
Weighted-average grant-date fair value, Exercised (in dollars per share) | $ / shares			2.20
Weighted-average grant-date fair value, End of the year (in dollars per share) | $ / shares			2.47		$ 2.47
Weighted-average grant-date fair value, Vested and expected to vest at end of the year (in dollars per share) | $ / shares			2.47
Weighted-average grant-date fair value, Exercisable at end of the year (in dollars per share) | $ / shares			$ 2.42
Weighted-average remaining contractual term
Weighted-average remaining contractual term (in years)		8 years 8 months 1 day	8 years 8 months 1 day	9 years 8 months 1 day
Weighted-average remaining contractual term, Vested and expected to vest at end of the year (in years)		8 years 8 months 1 day	8 years 8 months 1 day
Weighted-average remaining contractual term, Exercisable at end of the year (in years)		8 years 7 months 6 days	8 years 7 months 6 days
Aggregate intrinsic Value
Aggregate intrinsic Value | $					$ 4,657			$ 7,645
Aggregate intrinsic Value, Vested and expected to vest at end of the year | $			$ 7,645
Aggregate intrinsic Value, Exercisable at end of the year | $			7,149
Intrinsic value of options exercised		¥ 19,677	$ 2,826	¥ 15,703		¥ 0
Number of options, Exercised (in shares)		102,946	102,946
Weighted average grant-date fair value of equity awards granted | $ / shares					$ 9.06		$ 9.05
Total fair value of the equity awards vested		¥ 770	$ 111	¥ 21,199		¥ 118,002
Unrecognized share-based compensation expenses of unvested and vested but not exercisable | ¥		¥ 0
Options granted to non-employees | 2017 Plan
Number of options
Number of options, Beginning of the year (in shares)		0	0
Number of options, Granted (in shares)		0	0
Number of options, End of the year (in shares)		0	0	0
Restricted Shares | 2017 Plan
Number of options
Number of options, Beginning of the year (in shares)		3,171,099	3,171,099
Number of options, Granted (in shares)		4,354,211	4,354,211
Number of options, Vested and issued (in shares)		(767,196)	(767,196)
Number of options, Forfeited (in shares)		(422,900)	(422,900)
Number of options, End of the year (in shares)		6,335,214	6,335,214	3,171,099
Vested and expected to vest, End of the year (in shares)		6,335,214						6,335,214
Weighted-average grant-date fair value
Weighted-average grant-date fair value, Beginning of the year (in dollars per share) | $ / shares			$ 10.44
Weighted-average grant-date fair value, Granted (in dollars per share) | $ / shares			5.65
Weighted-average exercise price, Vested and issued (in dollars per share) | $ / shares			10.45
Weighted-average grant-date fair value, Forfeited/Expired (in dollars per share) | $ / shares			8.43
Weighted-average grant-date fair value, End of the year (in dollars per share) | $ / shares			7.28		$ 10.44
Aggregate intrinsic Value
Weighted average grant-date fair value of equity awards granted | $ / shares			$ 5.65
Unrecognized share-based compensation expenses of unvested and vested but not exercisable		¥ 258,620						$ 37,148
Estimated weighted-average amortization period		2 years 10 months 17 days	2 years 10 months 17 days
Restricted shares to non-employees | 2017 Plan
Number of options
Number of options, Granted (in shares)		9,413	9,413